EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS [Abstract]
Schedule of defined benefit plans
	As of	As of
	December, 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Retirements payments	45,076	35,075
Resignation payments	6,365	5,817
Other obligations	42,047	15,341
Total liability for employee benefits	93,488	56,233

Schedule of movement in retirements and resignation payments and other obligations
		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2020	93,570	(18,759)	(8,634)	3,968	3,971	74,116
From January 1 to December 31, 2021	74,116	(11,391)	(5,136)	10,018	(11,374)	56,233
From January 1 to December 31, 2022	56,233	53,254	(4,375)	(9,935)	(1,689)	93,488

Schedule of principal assumptions
	For the period ended
	December 31,
Assumptions	2022	2021

Discount rate	5.37%	5.81%
Expected rate of salary increase	5.23%	3.00%
Rate of turnover	5.14%	5.14%
Mortality rate	RV-2014	RV-2014
Inflation rate	3.61%	3.44%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis for the variables
	Effect on the liability
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(3,308)	(2,642)
Change in the accrued liability an closing for decrease of 100 p.b.	3,724	2,959
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	3,520	2,849
Change in the accrued liability an closing for decrease of 100 p.b.	(3,216)	(2,613)

Schedule of liability for short-term
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	74,802	58,153

(*)	Accounts payables to employees (Note 19 letter b)

Schedule of employment expenses
	For the period ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$

Salaries and wages	(1,024,304)	(825,792)	(850,557)
Short-term employee benefits	(121,882)	(122,650)	(41,259)
Other personnel expenses	(120,150)	(93,457)	(70,244)
Total	(1,266,336)	(1,041,899)	(962,060)